Semi
Annual
Report

[GRAPHIC OMITTED]

                                                           JANUARY 31, 2003


FRANKLIN GLOBAL TRUST


   FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND
   FRANKLIN GLOBAL GROWTH FUND



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

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


SHAREHOLDER LETTER


Dear Shareholder:

This semiannual report for Franklin Global Trust, which consists of Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund, covers the period ended January 31, 2003. During the six months under review, global economic growth showed some signs of improvement. In particular, U.S. business spending rose in 2002's fourth quarter after falling for the past two years. However, in addition to concerns about a military conflict with Iraq, North Korea emerged as a military threat when the country moved forward with its nuclear program, proclaiming catastrophic consequences for those who might interfere.

The pace and strength of economic recovery fluctuated in the U.S. over the six months ended January 31, 2003. The economy grew 2.4% in 2002, with the fourth quarter losing momentum as the year came to a close. After hitting record levels during the summer months, automobiles sales, one of the primary components of growth along with housing, softened. Overall, the consumer provided less stimulus, largely as a result of rising unemployment, an increasing debt burden, a decline in net worth and concerns about war. The U.S. dollar was surprisingly weak. Historically viewed as a "safe haven" currency, this status seemed to have slipped somewhat relative to other currencies such as the euro and



CONTENTS


Shareholder Letter ..........................   1

Fund Reports

 Franklin Global
 Aggressive Growth Fund .....................   5

 Franklin Global
 Growth Fund ................................  11

Financial Highlights &
Statements of Investments ...................  18

Financial Statements ........................  34

Notes to
Financial Statements ........................  38


[GRAPHIC OMITTED]
FUND CATEGORY
EDGAR REPRESENTATION OF TEXT USED IN PYRAMID GRAPHIC AS FOLLOWS:

Global
Growth
Growth & Income
Income
Tax-Free Income

             -------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
             -------------------------------------------------------
commodities such as gold. Despite better relative economic growth in the U.S., the dollar fell against most major currencies during the reporting period.

In Asia, the Japanese economy suffered not only from the U.S. slowdown but also from increasing competition from low-cost producers such as China and India. Balance sheet problems continued to plague the banking system, and proposals to address structural issues hampering Japanese growth were watered down yet again; however, Japan's government continued its efforts to stimulate the economy with direct purchases of equities and additional fiscal stimulus.

Meanwhile, European economic growth suffered from a slowdown in global exports, weak domestic demand and an uncompetitive labor situation. During the six-month period, the European Central Bank cut interest rates in an effort to stimulate future growth following continued weakness in business and consumer surveys. Despite weak business conditions, European corporations, unlike their U.S. counterparts, have been unable to reduce costs through layoffs due to strict labor laws and the strength of unions. Unions' strikes for higher wages added to the economic gloom and are indicative of the structural rigidities facing the European Union as it attempts to improve its competitiveness in an increasingly convergent marketplace.

Equity markets worldwide entered 2003 with the backdrop of an improving economic outlook, mildly supportive monetary and fiscal policies, and increasing geopolitical risks. Fixed income is likely to produce less stellar results in 2003 after having been the best performing asset class in 2002. As economic growth improves, we believe interest rates should rise and thus



[SIDEBAR]
"EQUITY MARKETS WORLDWIDE ENTERED 2003 WITH THE BACKDROP OF AN IMPROVING ECONOMIC OUTLOOK, MILDLY SUPPORTIVE MONETARY AND FISCAL POLICIES, AND INCREASING GEOPOLITICAL RISKS."

limit returns. Non-U.S. fixed income securities appear relatively more attractive than U.S. fixed income assets. We anticipate U.S. interest rates, which were reduced to 40-year lows during the reporting period, to reverse the falling trend as a result of the improving economic outlook, a growing federal government deficit and declining investor risk aversion. In our opinion, interest rates outside of the U.S. will likely not increase and may even show further declines as a result of the sluggish economic environment in Europe and Japan. With U.S. government securities' yields bouncing off historical lows and with improving balance sheets, selectivity and diversification will be key factors as corporate bankruptcies remain a factor. On a more positive note, the government, regulators and investors have begun the process of clarifying accounting procedures. While the legal system continues to address corporate fraud, new legislation seeks to assure management integrity. Although the process has been painful, we believe the ongoing elimination of these excesses is good for the long-term health of global economies and local communities alike. Looking ahead, we believe moderate economic recovery with low inflationary pressures is likely to unfold.

Recent market uncertainty reinforces the importance of investing for the long term. We firmly believe that most people benefit from professional financial advice, and that advice is never more valuable than during a volatile market. We encourage you to discuss your goals with your financial advisor, who can help you diversify your investments and gain a long-term perspective.

For detailed discussions about Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund, please see

--------------------------------------------------------------------------------
A NOTE ABOUT
DUPLICATE MAILINGS
YOU WILL RECEIVE YOUR FUND'S SHAREHOLDER REPORT EVERY SIX MONTHS. TO REDUCE FUND EXPENSES, WE TRY TO IDENTIFY RELATED SHAREHOLDERS IN A HOUSEHOLD AND SEND ONLY ONE COPY OF THE REPORT. THIS PROCESS, CALLED "HOUSEHOLDING," WILL CONTINUE INDEFINITELY UNLESS YOU INSTRUCT US OTHERWISE. IF YOU PREFER NOT TO HAVE THESE DOCUMENTS HOUSEHOLDED, PLEASE CALL US AT 1-800/632-2301. AT ANY TIME YOU MAY VIEW CURRENT SHAREHOLDER REPORTS ON OUR WEBSITE.
--------------------------------------------------------------------------------

the specific Fund reports following this shareholder letter. Although the Funds have different investment objectives and strategies, the management teams for both Funds adhere to a disciplined, dynamic and intensive investment approach aimed at identifying the best growth opportunities for the benefit of shareholders.

We thank you for your participation, welcome your questions and comments, and look forward to serving your investment needs in the years to come.

Sincerely,

/S/Rupert H. Johnson, Jr.
Rupert H. Johnson, Jr.
President
Franklin Global Trust

FRANKLIN GLOBAL
AGGRESSIVE GROWTH FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN SECURITIES OF COMPANIES LOCATED AROUND THE WORLD THAT DEMONSTRATE ACCELERATING GROWTH, INCREASING PROFITABILITY, OR ABOVE-AVERAGE GROWTH OR GROWTH POTENTIAL.
--------------------------------------------------------------------------------


This semiannual report for Franklin Global Aggressive Growth Fund covers the period ended January 31, 2003. During the six months under review, world equity markets continued to struggle as many major stock indexes marked their third consecutive year of negative returns. The period was characterized by mixed news of economic recovery, geopolitical uncertainty and U.S. corporate accounting and governance scandals. Risk aversion, market volatility, marginal economic fundamentals and geopolitical turmoil continued to present investors with difficult choices.

Within this challenging environment, Franklin Global Aggressive Growth Fund - Class A posted a -11.82% cumulative total return for the six months ended January 31, 2003, as shown in the Performance Summary beginning on page 9. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Growth Index, returned -6.65% during the same time. 1



1. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures the total returns of equity securities with high price/book value ratios in the developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 22.

GEOGRAPHIC DISTRIBUTION
Franklin Global Aggressive Growth Fund
Based on Total Net Assets 1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
North America 59.4%
Europe 15.7%
Asia 10.3%
Middle East/Africa 1.5%
Latin America 1.3%
Australia & New Zealand 0.8%
Short-Term Investments & Other Net Assets 11.0%



Our overweighted health care exposure contributed to Fund performance, as did our stock selection in consumer-oriented companies. The Fund's performance was hindered by specific electronic technology holdings, particularly our position in Norwegian videoconferencing company Tandberg, which suffered from a sharp downward revision in company forecasts. Our shares in U.K.'s Marlborough Stirling also negatively impacted the Fund due to profit warnings announced in September. We exited our Tandberg and Marlborough Stirling positions by period-end.

During the six months under review, we made a number of changes to the Fund's portfolio. We increased our insurance exposure by purchasing Hartford Financial Services Group and QBE Insurance Group. QBE Insurance's prospects had brightened due to strong profit momentum, premium growth, an improved risk profile and solid capitalization. Among our technology holdings, we sold United Microelectronics Corp. and initiated a position in Synopsys to diversify away from semiconductor manufacturers while maintaining our overall industry exposure. As fundamentals improved and risk aversion began to abate, we initiated an SBC Communications position. In the consumer sector, we sold Pioneer due, in part, to yen weakness. We also exited Mazda Motor, as we became increasingly concerned over the release of its new models in a demanding environment, and opted to invest in Sony. In health care, we sold biotechnology firm Genentech after an announcement that its new breast cancer treatment had fared poorly in clinical trials. In line with our decision to shift funds from Japan, we eliminated our Nomura Holdings position. Other notable sales during the period included Perbio Science.

On a sector basis, we believe defensive sectors should continue to outperform until improvement of economic growth becomes more apparent. Such sectors include consumer staples, financials, pharmaceuticals and health care. With this in mind, we bought Wells Fargo, Television Broadcasts and Wal-Mart Stores during the six-month period. As economic growth becomes more evident, we expect economically sensitive sectors to regain leadership. Thus, as 2003 progresses we think exposure to areas such as materials, capital goods and advertising will gain increasing importance. The telecommunications and technology sectors could play increasing roles if business spending accelerates as we anticipate. In our view, any change in the taxation of dividends will be an important factor in sector selection particularly in the U.S. We believe U.S. companies exhibiting high cash flow and low debt in sectors such as technology, financials and consumer discretionary are likely to perform well, should the payment of dividends become more attractive.

Looking ahead, if global economic growth accelerates, improved corporate profitability could provide a better environment for equity returns. In our opinion, the U.S. and emerging markets show the best prospects for earnings growth in the coming months. Although equity markets are not cheap, we view recent price/earnings ratios as reasonably valued compared with historical averages. Global economic growth and geopolitical risks will likely be the decisive factors in determining the strength of results and a return of investor confidence to the financial markets in the remainder of 2003.



TOP 10 SECTORS/INDUSTRIES
Franklin Global
Aggressive Growth Fund
1/31/03

                            % OF TOTAL
                            NET ASSETS
--------------------------------------

Aerospace & Defense             8.3%

Pharmaceuticals                 8.2%

Media                           6.5%

Banks                           6.1%

Software                        5.6%

Insurance                       5.1%

Diversified Financials          3.5%

Beverages                       3.1%

Commercial Services &
Supplies                        2.9%

Diversified
Telecommunication
Services                        2.9%

TOP 10 HOLDINGS
Franklin Global
Aggressive Growth Fund
1/31/03

COMPANY
SECTOR/INDUSTRY,                  % OF TOTAL
COUNTRY                           NET ASSETS
--------------------------------------------

General Electric Co.                 2.7%
INDUSTRIAL CONGLOMERATES,
U.S.

United Technologies Corp.            2.6%
AEROSPACE & DEFENSE, U.S.

Renaissance Holdings Ltd.            2.6%
INSURANCE, BERMUDA

Raytheon Co.                         2.5%
AEROSPACE & DEFENSE, U.S.

Wells Fargo & Co.                    2.2%
BANKS, U.S.

Novartis AG                          1.8%
PHARMACEUTICALS,
SWITZERLAND

Dreyer's Grand Ice
Cream Inc.                           1.8%
FOOD PRODUCTS, U.S.

SBC Communications Inc.              1.6%
DIVERSIFIED
TELECOMMUNICATION
SERVICES, U.S.

North Fork Bancorp. Inc.             1.6%
BANKS, U.S.

Wal-Mart Stores Inc.                 1.6%
MULTILINE RETAIL, U.S.



As always, we will seek to take advantage of near-term volatility to buy stocks of what we consider well-positioned growth companies with attractive valuations. To achieve this aim, we will continue to implement our core discipline of integrating top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions.

We thank you for your participation in Franklin Global Aggressive Growth Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Aggressive Growth Fund





--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
AGGRESSIVE GROWTH FUND


PERFORMANCE SUMMARY AS OF 1/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. After 7/31/03, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------


PRICE INFORMATION


CLASS A                        CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.74          $5.52     $6.26

CLASS B                        CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.74          $5.48     $6.22

CLASS C                        CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.74          $5.48     $6.22

ADVISOR CLASS                  CHANGE         1/31/03   7/31/02
--------------------------------------------------------------------------------
Net Asset Value (NAV)          -$0.73          $5.56     $6.29

Past performance does not guarantee future results.

PERFORMANCE


                                                                       INCEPTION
CLASS A                                       6-MONTH     1-YEAR      (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                     -11.82%     -27.37%       -44.30%
Average Annual Total Return 2                 -16.87%     -31.51%       -26.53%
Value of $10,000 Investment 3                 $8,313      $6,849        $5,250
Avg. Ann. Total Return (12/31/02) 4                       -31.86%       -26.25%

                                                                       INCEPTION
CLASS B                                       6-MONTH     1-YEAR      (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                     -11.90%     -27.70%       -44.82%
Average Annual Total Return 2                 -15.42%     -30.60%       -25.84%
Value of $10,000 Investment 3                 $8,458      $6,940        $5,353
Avg. Ann. Total Return (12/31/02) 4                       -30.92%       -25.52%

                                                                       INCEPTION
CLASS C                                       6-MONTH     1-YEAR      (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                     -11.90%     -27.61%       -44.75%
Average Annual Total Return 2                 -13.61%     -29.08%       -25.07%
Value of $10,000 Investment 3                 $8,639      $7,092        $5,470
Avg. Ann. Total Return (12/31/02) 4                       -29.30%       -24.71%

                                                                       INCEPTION
ADVISOR CLASS                                 6-MONTH     1-YEAR      (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                     -11.61%     -27.03%       -43.81%
Average Annual Total Return 2                 -11.61%     -27.03%       -24.10%
Value of $10,000 Investment 3                 $8,839      $7,297        $5,619
Avg. Ann. Total Return (12/31/02) 4                       -27.31%       -23.71%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, economic instability and political developments of countries where the Fund invests. Emerging markets involve heightened risks, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.
10

FRANKLIN GLOBAL GROWTH FUND


--------------------------------------------------------------------------------
YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: FRANKLIN GLOBAL GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION BY INVESTING PRIMARILY IN EQUITY SECURITIES OF LARGE- AND MID-CAP GROWTH COMPANIES LOCATED THROUGHOUT THE WORLD.
--------------------------------------------------------------------------------


This semiannual report for Franklin Global Growth Fund covers the period ended January 31, 2003. During the six months under review, world equity markets continued to struggle as many major stock indexes marked their third consecutive year of negative returns. The period was characterized by mixed news of economic recovery, geopolitical uncertainty and U.S. corporate accounting and governance scandals. Risk aversion, market volatility, marginal economic fundamentals and geopolitical turmoil continued to present investors with difficult choices.

Within this challenging environment, Franklin Global Growth Fund - Class A posted a -9.82% cumulative total return for the six months ended January 31, 2003, as shown in the Perfor-mance Summary beginning on page 16. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) World Growth Index, returned -6.65% during the same time. 1 Our focus remained on sectors with greater earnings visibility and pricing



1. Source: Standard & Poor's Micropal. The MSCI World Growth Index is market capitalization-weighted and measures the total returns of equity securities with high price/book value ratios in the developed markets globally. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 30.

GEOGRAPHIC DISTRIBUTION
Franklin Global Growth Fund
Based on Total Net Assets 1/31/03
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
North America 57.8%
Europe 23.5%
Asia 11.9%
Latin America 1.4%
Middle East/Asia 0.4%
Australia & New Zealand 0.4%
Short-Term Investments & Other Net Assets 4.6%



control, such as consumer staples, financials and health care. Given the poor visibility and ongoing market volatility, our asset allocation was relatively conservative at the beginning of the reporting period.

During the six months under review, we made a number of changes to the Fund's portfolio. Within the financials sector, we initiated positions in M&T Bank and Wells Fargo and added to Royal Bank of Scotland after the stock weakened considerably despite sound fundamentals. In addition, we traded U.S. Bancorp for Bank of America, which we found attractively valued, and increased our exposure to the insurance industry by purchasing Hartford Financial Services Group. We also purchased Australia's QBE Insurance Group. In our opinion, the company's prospects had brightened due to strong profit momentum, premium growth, an improved risk profile and solid capitalization. Notable sales during the period included Bank of New York.

Among our technology holdings, we eliminated our International Business Machines position, fearing further restating of the company's earnings and concerns over pension liabilities. On concerns that a recovery in the semiconductor area would be delayed, and wary of overcapacity in the area, we sold United Microelectronics Corp. and initiated a position in Synopsys to diversify away from semiconductor manufacturers, while maintaining our overall industry exposure. As fundamentals improved, and risk aversion began to abate, we increased our holdings in Cisco Systems and SBC Communications.

In the consumer sector, we sought to take advantage of the market's overreaction to the threat of tobacco litigation and thus, increased our Altria Group position. We exited Mazda

Motor, as we became increasingly concerned over the release of its new models in a demanding environment, and opted to invest in Sony.

During the six months under review, we sold biotechnology firm Genentech after an announcement that its new breast cancer treatment had fared poorly in clinical trials. After Eli Lilly's stock rallied as a result of faster-than-expected approval of two new drugs, we sold the stock and took profits. We also initiated positions in Aventis, Amgen and Cardinal Health.

Within the industrial sector, we added to our holdings in General Electric and United Technologies in the U.S., after having eliminated Honeywell International due to our concerns over pension liabilities and exposure to asbestos litigation. In the energy sector we eliminated our BP position due to a reduced outlook for the sector and lower growth expectations. In line with our decision to shift funds from Japan, we eliminated positions in Shin-Etsu Chemical, a supplier of raw materials for chip manufacturing. We believe a lack of discernable growth in the broader semiconductor business has hampered the company's top line. Further, we eliminated our holdings in Nomura Holdings and Seven Eleven Japan, which were languishing largely due to a weak domestic environment.

On a sector basis, we believe defensive sectors should continue to outperform until improvement of economic growth becomes more apparent. Such sectors include consumer staples, financials, pharmaceuticals and health care. As economic growth becomes increasingly evident, we expect economically sensitive sectors to regain leadership. Thus, as 2003 progresses we think exposure to areas such as materials, capital goods and advertising will gain increasing importance. The telecommunications



TOP 10 SECTORS/INDUSTRIES
Franklin Global Growth Fund
1/31/03

                                  % OF TOTAL
                                  NET ASSETS
--------------------------------------------

Pharmaceuticals                      11.1%

Banks                                 9.8%

Media                                 6.8%

Diversified Financials                5.8%

Insurance                             5.5%

Aerospace & Defense                   5.5%

Software                              5.1%

Diversified
Telecommunication Services            3.6%

Beverages                             3.4%

Health Care Equipment
& Supplies                            2.7%

TOP 10 HOLDINGS
Franklin Global Growth Fund
1/31/03

COMPANY
SECTOR/INDUSTRY,                    % OF TOTAL
COUNTRY                             NET ASSETS
--------------------------------------------------------------------------------

United Technologies Corp.               3.0%
AEROSPACE & DEFENSE, U.S.

General Electric Co.                    2.7%
INDUSTRIAL CONGLOMERATES,
U.S.

Citigroup Inc.                          2.6%
DIVERSIFIED FINANCIALS, U.S.

SBC Communications Inc.                 2.5%
DIVERSIFIED
TELECOMMUNICATION
SERVICES, U.S.

Hartford Financial
Services Group Inc.                     2.4%
INSURANCE, U.S.

Altria Group Inc.                       2.4%
TOBACCO, U.S.

Raytheon Co.                            2.4%
AEROSPACE & DEFENSE, U.S.

Clear Channel
Communications Inc.                     2.3%
MEDIA, U.S.

Pfizer Inc.                             2.3%
PHARMACEUTICALS, U.S.

Wells Fargo & Co.                       2.1%
BANKS, U.S.



and technology sectors could play increasing roles if business spending accelerates as we anticipate. In our view, any change in the taxation of dividends will be an important factor in sector selection particularly in the U.S. We believe U.S. companies exhibiting high cash flow and low debt in sectors such as technology, financials and consumer discretionary are likely to perform well, should the payment of dividends become more attractive.

Looking ahead, if global economic growth accelerates, improved corporate profitability could provide a better environment for equity returns. In our opinion, the U.S. and emerging markets show the best prospects for earnings growth in the coming months. Although equity markets are not cheap, we view recent price/earnings ratios as reasonably valued compared with historical averages. Global economic growth and geopolitical risks will likely be the decisive factors in determining the strength of results and a return of investor confidence to the financial markets in the remainder of 2003.

As always, we will seek to take advantage of near-term volatility to buy stocks of what we consider well-positioned growth companies with attractive valuations. To achieve this aim, we will continue to implement our core discipline of integrating top-down, macroeconomic analysis to identify regions throughout the world that may offer exceptional growth potential and bottom-up, fundamental company research to identify the best growth opportunities within those regions.

We thank you for your participation in Franklin Global Growth Fund and look forward to serving your future investment needs.

Portfolio Management Team
Franklin Global Growth Fund



--------------------------------------------------------------------------------
This discussion reflects our analysis, opinions and portfolio holdings as of January 31, 2003, the end of the reporting period. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
GROWTH FUND


PERFORMANCE SUMMARY AS OF 1/31/03
DISTRIBUTIONS AND RETURNS WILL VARY BASED ON EARNINGS OF THE FUND'S PORTFOLIO AND ANY PROFITS REALIZED FROM THE SALE OF THE PORTFOLIO'S SECURITIES, AS WELL AS THE LEVEL OF OPERATING EXPENSES FOR EACH CLASS. THE PERFORMANCE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.



PRICE INFORMATION


CLASS A                        CHANGE         1/31/03   7/31/02
------------------------------------------------------------------
Net Asset Value (NAV)          -$0.56          $5.14     $5.70

CLASS B                        CHANGE         1/31/03   7/31/02
------------------------------------------------------------------
Net Asset Value (NAV)          -$0.56          $5.08     $5.64

CLASS C                        CHANGE         1/31/03   7/31/02
------------------------------------------------------------------
Net Asset Value (NAV)          -$0.57          $5.08     $5.65

ADVISOR CLASS                  CHANGE         1/31/03   7/31/02
------------------------------------------------------------------
Net Asset Value (NAV)          -$0.55          $5.16     $5.71


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The Fund's manager has agreed in advance to waive a portion of its management fees. If the manager had not taken this action, the Fund's total return would have been lower. After 7/31/03, the manager and administrator may end this arrangement at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------


Past performance does not guarantee future results.

PERFORMANCE



                                                                     INCEPTION
CLASS A                                   6-MONTH       1-YEAR       (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                 -9.82%        -22.12%        -48.07%
Average Annual Total Return 2             -15.04%       -26.57%        -28.95%
Value of $10,000 Investment 3             $8,496        $7,343         $4,894
Avg. Ann. Total Return (12/31/02) 4                     -27.24%        -28.43%

                                                                     INCEPTION
CLASS B                                   6-MONTH       1-YEAR       (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                 -9.93%        -22.44%        -48.65%
Average Annual Total Return 2             -13.53%       -25.55%        -28.34%
Value of $10,000 Investment 3             $8,647        $7,445         $4,983
Avg. Ann. Total Return (12/31/02) 4                     -26.37%        -27.84%

                                                                     INCEPTION
CLASS C                                   6-MONTH       1-YEAR       (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                 -10.09%       -22.44%        -48.66%
Average Annual Total Return 2             -11.92%       -24.03%        -27.65%
Value of $10,000 Investment 3             $8,808        $7,597         $5,083
Avg. Ann. Total Return (12/31/02) 4                     -24.83%        -27.11%

                                                                     INCEPTION
ADVISOR CLASS                             6-MONTH       1-YEAR       (12/29/00)
--------------------------------------------------------------------------------
Cumulative Total Return 1                 -9.63%        -21.82%        -47.69%
Average Annual Total Return 2             -9.63%        -21.82%        -26.65%
Value of $10,000 Investment 3             $9,037        $7,818         $5,231
Avg. Ann. Total Return (12/31/02) 4                     -22.70%        -26.09%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any applicable, maximum sales charge(s). Six-month return has not been annualized.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable, maximum sales charge(s).
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing market volatility can significantly affect short-term performance; more recent returns may differ from those shown. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, economic instability and political developments of countries where the Fund invests. Emerging markets involve heightened risks, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For more current performance, see "Funds and Performance" at franklintempleton.com or call 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN GLOBAL TRUST
Financial Highlights

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND

                                                                                        CLASS A
                                                                          ------------------------------------
                                                                           SIX MONTHS ENDED
                                                                           JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                            ------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................................           $6.26     $8.27    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a .......................................            (.02)     (.06)       -- d
 Net realized and unrealized gains (losses) ...........................            (.72)    (1.88)    (1.73)
                                                                          ------------------------------------
Total from investment operations ......................................            (.74)    (1.94)    (1.73)
                                                                          ------------------------------------
Less distributions from net investment income .........................              --      (.07)      --
                                                                          ------------------------------------
Net asset value, end of period ........................................           $5.52     $6.26    $ 8.27
                                                                          ====================================

Total return b ........................................................        (11.82)%  (23.62)%  (17.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................................            $463      $520    $1,596
Ratios to average net assets:
 Expenses .............................................................           1.75% e   1.74%     1.74% e
 Expenses, excluding waiver and payments by affiliate .................           7.76% e   9.35%     7.20% e
 Net investment income (loss) .........................................          (.64)% e  (.85)%      .06% e
Portfolio turnover rate ...............................................          33.32%    37.01%    32.80%


aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001. dActual net investment income per share was $.003.
eAnnualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                                       CLASS B
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                           -------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $6.22     $8.24    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................           (.03)     (.09)     (.02)
 Net realized and unrealized gains (losses) ............................           (.71)    (1.88)    (1.74)
                                                                          ------------------------------------
Total from investment operations .......................................           (.74)    (1.97)    (1.76)
                                                                          ------------------------------------
Less distributions from net investment income ..........................             --      (.05)       --
                                                                          ------------------------------------
Net asset value, end of period .........................................          $5.48     $6.22    $ 8.24
                                                                          ====================================

Total return b .........................................................       (11.90)%  (24.00)%  (17.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................           $244      $244      $257
Ratios to average net assets:
 Expenses ..............................................................          2.24% d   2.17%     2.34% d
 Expenses, excluding waiver and payments by affiliate ..................          8.25% d   9.78%     7.80% d
 Net investment income (loss) ..........................................        (1.13)% d (1.20)%    (.38)% d
Portfolio turnover rate ................................................         33.32%    37.01%    32.80%



aBased on average weighted shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                                       CLASS C
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                           -------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $6.22     $8.24    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................           (.04)     (.08)     (.02)
 Net realized and unrealized gains (losses) ............................           (.71)    (1.88)    (1.74)
                                                                          ------------------------------------
Total from investment operations .......................................           (.75)    (1.96)    (1.76)
                                                                          ------------------------------------
Less distributions from net investment income ..........................             --      (.06)       --
                                                                          ------------------------------------
Net asset value, end of period .........................................          $5.47     $6.22    $ 8.24
                                                                          ====================================

Total return b .........................................................       (11.90)%  (23.90)%  (17.60)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................           $343      $382      $297
Ratios to average net assets:
 Expenses ..............................................................          2.39% d   2.12%     2.29% d
 Expenses, excluding waiver and payments by affiliate ..................          8.40% d   9.73%     7.75% d
 Net investment income (loss) ..........................................        (1.28)% d (1.11)%    (.38)% d
Portfolio turnover rate ................................................         33.32%    37.01%    32.80%



aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND (CONT.)

                                                                                    ADVISOR CLASS
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                           -------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $6.29     $8.29    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................           (.01)     (.03)      .03
 Net realized and unrealized gains (losses) ............................           (.72)    (1.89)    (1.74)
                                                                          ------------------------------------
Total from investment operations .......................................           (.73)    (1.92)    (1.71)
                                                                          ------------------------------------
Less distributions from net investment income ..........................             --      (.08)       --
                                                                          ------------------------------------
Net asset value, end of period .........................................          $5.56     $6.29    $ 8.29
                                                                          ====================================

Total return b .........................................................       (11.61)%  (23.23)%  (17.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................           $155      $186      $238
Ratios to average net assets:
 Expenses ..............................................................          1.40% d   1.40%     1.40% d
 Expenses, excluding waiver and payments by affiliate ..................          7.41% d   9.00%     6.86% d
 Net investment income (loss) ..........................................         (.29)% d  (.43)%      .59% d
Portfolio turnover rate ................................................         33.32%    37.01%    32.80%



aBased on average weighted shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)



 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                 COUNTRY              SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS 89.0%
     AEROSPACE & DEFENSE 8.3%
    aAlliant Techsystems Inc. ...................................    United States             150       $    8,154
     Honeywell International Inc. ...............................    United States             600           14,664
     Lockheed Martin Corp. ......................................    United States             300           15,315
     Raytheon Co. ...............................................    United States           1,000           30,090
     United Technologies Corp. ..................................    United States             500           31,790
                                                                                                         ----------
                                                                                                            100,013
                                                                                                         ----------
     AIR FREIGHT & COURIERS 1.0%
     Exel PLC ...................................................   United Kingdom           1,300           12,597
                                                                                                         ----------
     BANKS 6.1%
     Bank of America Corp. ......................................    United States             200           14,010
     Mitsubishi Tokyo Financial Group Inc. ......................        Japan                   1            5,219
     North Fork Bancorp Inc. ....................................    United States             600           19,458
     Royal Bank of Scotland Group PLC ...........................   United Kingdom             400            8,804
     Wells Fargo & Co. ..........................................    United States             550           26,053
                                                                                                         ----------
                                                                                                             73,544
                                                                                                         ----------
     BEVERAGES 3.1%
     Anheuser-Busch Cos. Inc. ...................................    United States             270           12,817
     Grupo Modelo SA de CV, C ...................................       Mexico               4,000            8,437
     PepsiCo Inc. ...............................................    United States             400           16,192
                                                                                                         ----------
                                                                                                             37,446
                                                                                                         ----------
     BUILDING PRODUCTS .9%
     Masco Corp. ................................................    United States             600           10,914
                                                                                                         ----------
     CHEMICALS .5%
     Sasol Ltd. .................................................    South Africa              600            6,377
                                                                                                         ----------
     COMMERCIAL SERVICES & SUPPLIES 2.9%
    aAffiliated Computer Services Inc., A .......................    United States             200           10,844
    aApollo Group Inc., A .......................................    United States             200            8,892
    aBARRA Inc. .................................................    United States             300            9,108
     Jack Henry & Associates Inc. ...............................    United States             500            6,180
                                                                                                         ----------
                                                                                                             35,024
                                                                                                         ----------
     COMMUNICATIONS EQUIPMENT 1.6%
    aCisco Systems Inc. .........................................    United States             800           10,696
     Nokia Corp., A .............................................       Finland                600            8,425
                                                                                                         ----------
                                                                                                             19,121
                                                                                                         ----------
     COMPUTERS & PERIPHERALS .6%
     International Business Machines Corp. ......................    United States             100            7,823
                                                                                                         ----------
     CONTAINERS & PACKAGING .4%
    aMobile Mini Inc. ...........................................    United States             300            4,272
                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)



 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                 COUNTRY              SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DIVERSIFIED FINANCIALS 3.5%
     American Express Co. .......................................    United States             500       $   17,765
     Citigroup Inc. .............................................    United States             400           13,752
     Wharf Holdings Ltd. ........................................      Hong Kong             5,000           10,096
                                                                                                         ----------
                                                                                                             41,613
                                                                                                         ----------
     DIVERSIFIED TELECOMMUNICATION SERVICES 2.9%
     SBC Communications Inc. ....................................    United States             800           19,552
     Swisscom AG ................................................     Switzerland               50           15,356
                                                                                                         ----------
                                                                                                             34,908
                                                                                                         ----------
     ELECTRIC UTILITIES 1.2%
     Hong Kong Electric Holdings Ltd. ...........................      Hong Kong             2,000            7,551
     Huaneng Power International Inc., H ........................        China               8,000            6,616
                                                                                                         ----------
                                                                                                             14,167
                                                                                                         ----------
     ENERGY EQUIPMENT & SERVICES 1.1%
     Saipem SpA .................................................        Italy               2,200           12,824
                                                                                                         ----------
     FOOD & DRUG RETAILING .9%
     Tesco PLC ..................................................   United Kingdom           4,000           10,881
                                                                                                         ----------
     FOOD PRODUCTS 2.7%
     Dreyer's Grand Ice Cream Inc. ..............................    United States             300           21,300
     Kraft Foods Inc., A ........................................    United States             350           11,148
                                                                                                         ----------
                                                                                                             32,448
                                                                                                         ----------
     HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
     Medtronic Inc. .............................................    United States             300           13,476
     Olympus Optical Co. Ltd. ...................................        Japan               1,000           15,208
                                                                                                         ----------
                                                                                                             28,684
                                                                                                         ----------
     HEALTH CARE PROVIDERS & SERVICES 2.4%
     AmerisourceBergen Corp. ....................................    United States             300           17,460
     Cardinal Health Inc. .......................................    United States             200           11,666
                                                                                                         ----------
                                                                                                             29,126
                                                                                                         ----------
     HOUSEHOLD DURABLES 1.6%
     Sony Corp. .................................................        Japan                 300           11,781
    aToll Brothers Inc. .........................................    United States             400            8,048
                                                                                                         ----------
                                                                                                             19,829
                                                                                                         ----------
     HOUSEHOLD PRODUCTS 1.0%
     Reckitt Benckiser PLC ......................................   United Kingdom             700           12,139
                                                                                                         ----------
     INDUSTRIAL CONGLOMERATES 2.7%
     General Electric Co. .......................................    United States           1,400           32,396
                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)



 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                 COUNTRY              SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     INSURANCE 5.1%
     Hartford Financial Services Group Inc. .....................    United States             300       $   12,504
     Marsh & McLennan Cos. Inc. .................................    United States             200            8,526
     QBE Insurance Group Ltd. ...................................      Australia             2,000            9,074
     Renaissance Holdings Ltd. ..................................       Bermuda                800           31,416
                                                                                                         ----------
                                                                                                             61,520
                                                                                                         ----------
     LEISURE EQUIPMENT & PRODUCTS 1.0%
     Mattel Inc. ................................................    United States             600           12,000
                                                                                                         ----------
     MEDIA 6.5%
     Arnoldo Mondadori Editore SpA ..............................        Italy                 200            1,209
    aClear Channel Communications Inc. ..........................    United States             300           12,024
    aComcast Corp., A ...........................................    United States             500           12,790
     Reed Elsevier PLC ..........................................   United Kingdom           1,000            7,758
    aScholastic Corp. ...........................................    United States             300           10,686
     Television Broadcasts Ltd. .................................      Hong Kong             6,000           18,269
    aViacom Inc., B .............................................    United States             400           15,420
                                                                                                         ----------
                                                                                                             78,156
                                                                                                         ----------
     METALS & MINING .6%
     POSCO, ADR .................................................     South Korea              300            7,650
                                                                                                         ----------
     MULTILINE RETAIL 2.9%
    aCostco Wholesale Corp. .....................................    United States             300            8,661
    aDollar Tree Stores Inc. ....................................    United States             300            6,588
     Wal-Mart Stores Inc. .......................................    United States             400           19,120
                                                                                                         ----------
                                                                                                             34,369
                                                                                                         ----------
     OFFICE ELECTRONICS 1.2%
     Canon Inc. .................................................        Japan                 400           13,974
                                                                                                         ----------
     OIL & GAS 1.6%
     Apache Corp. ...............................................    United States             200           12,482
     Yukos Corp., ADR ...........................................       Russia                  50            6,950
                                                                                                         ----------
                                                                                                             19,432
                                                                                                         ----------
     PERSONAL PRODUCTS .6%
     L'Oreal SA .................................................       France                 100            6,903
                                                                                                         ----------
     PHARMACEUTICALS 8.2%
     Aventis SA .................................................       France                 200           10,151
     Johnson & Johnson ..........................................    United States             200           10,722
    aKing Pharmaceuticals Inc. ..................................    United States             300            4,404
     Novartis AG ................................................     Switzerland              600           21,937
     Pfizer Inc. ................................................    United States             600           18,216
     Sanofi Synthelabo SA .......................................       France                 285           14,884
     Takeda Chemical Industries Ltd. ............................        Japan                 200            7,604
     Wyeth ......................................................    United States             275           10,733
                                                                                                         ----------
                                                                                                             98,651
                                                                                                         ----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)



 FRANKLIN GLOBAL AGGRESSIVE GROWTH FUND                                 COUNTRY              SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     REAL ESTATE .5%
     Sun Hung Kai Properties Ltd. ...............................      Hong Kong             1,000       $    5,757
                                                                                                         ----------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.6%
    aApplied Materials Inc. .....................................    United States           1,000           11,970
     Intel Corp. ................................................    United States             500            7,830
     STMicroelectronics NV ......................................       France                 490            8,821
    aTaiwan Semiconductor Manufacturing Co. Ltd., ADR ...........       Taiwan                 440            2,948
                                                                                                         ----------
                                                                                                             31,569
                                                                                                         ----------
     SOFTWARE 5.6%
    aCadence Design Systems Inc. ................................    United States             200            1,984
    aMicrosoft Corp. ............................................    United States             300           14,238
    aPeopleSoft Inc. ............................................    United States             100            1,939
    aPrecise Software Solutions Ltd. ............................       Israel                 700           11,606
     SAP AG .....................................................       Germany                200           18,636
    aSymantec Corp. .............................................    United States             200            9,336
    aSynopsys Inc. ..............................................    United States             250            9,668
                                                                                                         ----------
                                                                                                             67,407
                                                                                                         ----------
     SPECIALTY RETAIL .7%
    aCDW Computer Centers Inc. ..................................    United States             200            8,818
                                                                                                         ----------
     TEXTILES & APPAREL 1.6%
     Nike Inc., B ...............................................    United States             300           13,362
    aPolo Ralph Lauren Corp., A .................................    United States             300            6,123
                                                                                                         ----------
                                                                                                             19,485
                                                                                                         ----------
     WIRELESS TELECOMMUNICATION SERVICES 2.5%
     America Movil SA de CV, L, ADR .............................       Mexico                 500            7,045
    aChina Mobile (Hong Kong) Ltd. ..............................        China               5,000           11,795
     Vodafone Group PLC .........................................   United Kingdom           6,600           11,824
                                                                                                         ----------
                                                                                                             30,664
                                                                                                         ----------
     Total Common Stocks (Cost $1,215,572) ......................                                         1,072,501
                                                                                                         ----------
     SHORT TERM INVESTMENTS (COST $83,924) 7.0%
    bFranklin Institutional Fiduciary Trust Money
          Market Portfolio ......................................    United States          83,924           83,924
                                                                                                         ----------
     TOTAL INVESTMENTS (COST $1,299,496) 96.0% ..................                                         1,156,425
     OTHER ASSETS, LESS LIABILITIES 4.0% ........................                                            48,703
                                                                                                         ----------
     TOTAL NET ASSETS 100.0% ....................................                                        $1,205,128
                                                                                                         ==========


    aNon-income producing
    bSee Note 6 regarding investments in the "Sweep Money Fund".

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Highlights

FRANKLIN GLOBAL GROWTH FUND

                                                                                       CLASS A
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                          --------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $5.70     $7.82    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................           (.01)     (.02)       -- d
 Net realized and unrealized gains (losses) ............................           (.55)    (2.03)    (2.18)
                                                                          ------------------------------------
Total from investment operations .......................................           (.56)    (2.05)    (2.18)
                                                                          ------------------------------------
Less distributions from net investment income ..........................             --      (.07)       --
                                                                          ------------------------------------
Net asset value, end of period .........................................          $5.14     $5.70    $ 7.82
                                                                          ====================================

Total return b .........................................................        (9.82)%  (26.36)%  (21.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................           $852      $854    $3,236
Ratios to average net assets:
 Expenses ..............................................................          1.75% e   1.75%     1.73% e
 Expenses, excluding waiver and payments by affiliate ..................          6.11% e   8.08%     4.65% e
 Net investment income (loss) ..........................................         (.23)% e  (.33)%      .11% e
Portfolio turnover rate ................................................         45.15%   107.26%    37.17%



aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001. dActual net investment income per share was $.004.
eAnnualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                       CLASS B
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                          --------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $5.64     $7.79    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................           (.02)     (.06)     (.03)
 Net realized and unrealized gains (losses) ............................           (.54)    (2.02)    (2.18)
                                                                          ------------------------------------
Total from investment operations .......................................           (.56)    (2.08)    (2.21)
                                                                          ------------------------------------
Less distributions from net investment income ..........................             --      (.07)       --
                                                                          ------------------------------------
Net asset value, end of period .........................................          $5.08     $5.64    $ 7.79
                                                                          ====================================

Total return b .........................................................        (9.93)%  (26.81)%  (22.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................           $461      $466      $458
Ratios to average net assets:
 Expenses ..............................................................          2.28% d   2.29%     2.32% d
 Expenses, excluding waiver and payments by affiliate ..................          6.64% d   8.62%     5.24% d
 Net investment income (loss) ..........................................         (.76)% d  (.84)%    (.58)% d
Portfolio turnover rate ................................................         45.15%   107.26%    37.17%



aBased on average weighted shares outstanding.
bTotal return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                       CLASS C
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003 YEAR ENDED JULY 31,
                                                                                           -------------------
                                                                             (UNAUDITED)     2002      2001 c
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................          $5.65     $7.78    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a ........................................           (.02)     (.05)     (.02)
 Net realized and unrealized gains (losses) ............................           (.55)    (2.01)    (2.20)
                                                                          ------------------------------------
Total from investment operations .......................................           (.57)    (2.06)    (2.22)
                                                                          ------------------------------------
Less distributions from net investment income ..........................             --      (.07)       --
                                                                          ------------------------------------
Net asset value, end of period .........................................          $5.08     $5.65    $ 7.78
                                                                          ====================================

Total return b .........................................................       (10.09)%  (26.70)%  (22.20)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................................           $422      $423      $358
Ratios to average net assets:
 Expenses ..............................................................          2.40% d   2.18%     2.30% d
 Expenses, excluding waiver and payments by affiliate ..................          6.76% d   8.51%     5.22% d
 Net investment income (loss) ..........................................         (.88)% d  (.73)%    (.47)% d
Portfolio turnover rate ................................................         45.15%   107.26%    37.17%



aBased on average weighted shares outstanding.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period December 29, 2000 (effective date) to July 31, 2001.
dAnnualized.

FRANKLIN GLOBAL TRUST
Financial Highlights (CONTINUED)

FRANKLIN GLOBAL GROWTH FUND (CONT.)

                                                                                    ADVISOR CLASS
                                                                          ------------------------------------
                                                                          SIX MONTHS ENDED
                                                                          JANUARY 31, 2003YEAR ENDED JULY 31,
                                                                                          --------------------
                                                                             (UNAUDITED)     2002      2001 d
                                                                          ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ....................................         $5.71     $7.83    $10.00
                                                                          ------------------------------------
Income from investment operations:
 Net investment income (loss) a .........................................            -- c      -- c     .03
 Net realized and unrealized gains (losses) .............................          (.55)    (2.03)    (2.20)
                                                                          ------------------------------------
Total from investment operations ........................................          (.55)    (2.03)    (2.17)
                                                                          ------------------------------------
Less distributions from net investment income ...........................            --      (.09)       --
                                                                          ------------------------------------
Net asset value, end of period ..........................................         $5.16     $5.71    $ 7.83
                                                                          ====================================

Total return b ..........................................................        (9.63)% (26.07)%  (21.70)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .......................................          $141      $186      $219
Ratios to average net assets:
 Expenses ...............................................................         1.40% e   1.40%     1.40% e
 Expenses, excluding waiver and payments by affiliate ...................         5.76% e   7.73%     4.32% e
 Net investment income ..................................................          .12% e    .04%      .57% e
Portfolio turnover rate .................................................        45.15%   107.26%    37.17%



aBased on average weighted shares outstanding.
bTotal return is not annualized for periods less than one year.
cActual net investment income per share was $.003.
dFor the period December 29, 2000 (effective date) to July 31, 2001.
eAnnualized.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)



 FRANKLIN GLOBAL GROWTH FUND                                            COUNTRY             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     COMMON STOCKS 95.4%
     AEROSPACE & DEFENSE 5.5%
     Raytheon Co. ...............................................    United States           1,500       $   45,135
     United Technologies Corp. ..................................    United States             900           57,222
                                                                                                         -----------
                                                                                                            102,357
                                                                                                         -----------
     AIR FREIGHT & COURIERS 1.3%
     Exel PLC ...................................................   United Kingdom           2,500           24,224
                                                                                                         -----------
     AUTOMOBILES 1.4%
     Bayerische Motoren Werke AG ................................       Germany                900           26,086
                                                                                                         -----------
     BANKS 9.8%
     Allied Irish Banks PLC .....................................   Irish Republic           1,300           17,807
     Bank of America Corp. ......................................    United States             300           21,015
     Danske Bank ................................................       Denmark              1,400           22,733
     M & T Bank Corp. ...........................................    United States             300           23,940
     Mitsubishi Tokyo Financial Group Inc. ......................        Japan                   2           10,439
     Royal Bank of Scotland Group PLC ...........................   United Kingdom           1,200           26,411
    aUBS AG .....................................................     Switzerland              500           21,589
     Wells Fargo & Co. ..........................................    United States             840           39,791
                                                                                                         -----------
                                                                                                            183,725
                                                                                                         -----------
     BEVERAGES 3.4%
     Anheuser-Busch Cos. Inc. ...................................    United States             500           23,735
     Diageo PLC .................................................   United Kingdom             900            9,187
     Grupo Modelo SA de CV, C ...................................       Mexico               7,300           15,398
     PepsiCo Inc. ...............................................    United States             400           16,192
                                                                                                         -----------
                                                                                                             64,512
                                                                                                         -----------
     BIOTECHNOLOGY 1.7%
    aAmgen Inc. .................................................    United States             400           20,384
     Serono SA, B ...............................................     Switzerland               22           10,778
                                                                                                         -----------
                                                                                                             31,162
                                                                                                         -----------
     CHEMICALS .4%
     Sasol Ltd. .................................................    South Africa              700            7,440
                                                                                                         -----------
     COMMUNICATIONS EQUIPMENT 2.2%
    aCisco Systems Inc. .........................................    United States           2,200           29,414
     Nokia Corp., A .............................................       Finland                800           11,233
                                                                                                         -----------
                                                                                                             40,647
                                                                                                         -----------
     COMPUTERS & PERIPHERALS .5%
    aDell Computer Corp. ........................................    United States             400            9,544
                                                                                                         -----------
     DIVERSIFIED FINANCIALS 5.8%
     Citigroup Inc. .............................................    United States           1,400           48,132
     Fannie Mae .................................................    United States             500           32,350
     Goldman Sachs Group Inc. ...................................    United States             290           19,749
     Wharf Holdings Ltd. ........................................      Hong Kong             4,000            8,077
                                                                                                         -----------
                                                                                                            108,308
                                                                                                         -----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)



 FRANKLIN GLOBAL GROWTH FUND                                            COUNTRY             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     DIVERSIFIED TELECOMMUNICATION SERVICES 3.6%
     SBC Communications Inc. ....................................    United States           1,900       $   46,436
     Swisscom AG ................................................     Switzerland               67           20,577
                                                                                                         -----------
                                                                                                             67,013
                                                                                                         -----------
     ELECTRIC UTILITIES 1.4%
     Hong Kong Electric Holdings Ltd. ...........................      Hong Kong             5,000           18,878
     Huaneng Power International Inc., H ........................        China               8,000            6,616
                                                                                                         -----------
                                                                                                             25,494
                                                                                                         -----------
     ENERGY EQUIPMENT & SERVICES 2.0%
    aNoble Corp. ................................................    United States             600           20,568
     Saipem SpA .................................................        Italy               3,000           17,487
                                                                                                         -----------
                                                                                                             38,055
                                                                                                         -----------
     FOOD & DRUG RETAILING .5%
     Tesco PLC ..................................................   United Kingdom           3,400            9,249
                                                                                                         -----------
     FOOD PRODUCTS 1.4%
     Kraft Foods Inc., A ........................................    United States             800           25,480
                                                                                                         -----------
     HEALTH CARE EQUIPMENT & SUPPLIES 2.7%
     Medtronic Inc. .............................................    United States             800           35,936
     Olympus Optical Co. Ltd. ...................................        Japan               1,000           15,208
                                                                                                         -----------
                                                                                                             51,144
                                                                                                         -----------
     HEALTH CARE PROVIDERS & SERVICES 1.5%
     Cardinal Health Inc. .......................................    United States             500           29,165
                                                                                                         -----------
     HOTELS RESTAURANTS & LEISURE .8%
     Compass Group PLC ..........................................   United Kingdom           3,100           14,790
                                                                                                         -----------
     HOUSEHOLD DURABLES 1.7%
     Sony Corp. .................................................        Japan                 800           31,416
                                                                                                         -----------
     HOUSEHOLD PRODUCTS .7%
     Reckitt Benckiser PLC ......................................   United Kingdom             800           13,873
                                                                                                         -----------
     INDUSTRIAL CONGLOMERATES 2.7%
     General Electric Co. .......................................    United States           2,200           50,908
                                                                                                         -----------
     INSURANCE 5.5%
     American International Group Inc. ..........................    United States             300           16,236
     Hartford Financial Services Group Inc. .....................    United States           1,100           45,848
     Marsh & McLennan Cos. Inc. .................................    United States             800           34,104
     QBE Insurance Group Ltd. ...................................      Australia             1,600            7,260
                                                                                                         -----------
                                                                                                            103,448
                                                                                                         -----------
     LEISURE EQUIPMENT & PRODUCTS .8%
     Mattel Inc. ................................................    United States             800           16,000
                                                                                                         -----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)



 FRANKLIN GLOBAL GROWTH FUND                                            COUNTRY             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     MEDIA 6.8%
     Arnoldo Mondadori Editore SpA ..............................        Italy               3,400       $   20,549
    aClear Channel Communications Inc. ..........................    United States           1,100           44,088
     Reed Elsevier PLC ..........................................   United Kingdom           1,500           11,637
     Television Broadcasts Ltd. .................................      Hong Kong             4,000           12,180
    aViacom Inc., B .............................................    United States           1,000           38,550
                                                                                                         -----------
                                                                                                            127,004
                                                                                                         -----------
     METALS & MINING .9%
     POSCO, ADR .................................................     South Korea              700           17,850
                                                                                                         -----------
     MULTILINE RETAIL 1.2%
    aCostco Wholesale Corp. .....................................    United States             800           23,096
                                                                                                         -----------
     OFFICE ELECTRONICS 1.9%
     Canon Inc. .................................................        Japan               1,000           34,934
                                                                                                         -----------
     OIL & GAS 2.1%
     Royal Dutch Petroleum Co. ..................................     Netherlands              600           24,843
     Yukos Corp., ADR ...........................................       Russia                 100           13,900
                                                                                                         -----------
                                                                                                             38,743
                                                                                                         -----------
     PERSONAL PRODUCTS .5%
     L'Oreal SA .................................................       France                 145           10,009
                                                                                                         -----------
     PHARMACEUTICALS 11.1%
     Aventis SA .................................................       France                 300           15,227
     Johnson & Johnson ..........................................    United States             500           26,805
     Novartis AG ................................................     Switzerland              700           25,593
     Pfizer Inc. ................................................    United States           1,400           42,504
     Sanofi Synthelabo SA .......................................       France                 700           36,558
     Takeda Chemical Industries Ltd. ............................        Japan               1,000           38,019
     Wyeth ......................................................    United States             600           23,418
                                                                                                         -----------
                                                                                                            208,124
                                                                                                         -----------
     REAL ESTATE .6%
     Sun Hung Kai Properties Ltd. ...............................      Hong Kong             2,000           11,513
                                                                                                         -----------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.5%
    aApplied Materials Inc. .....................................    United States           1,800           21,546
     Intel Corp. ................................................    United States           1,200           18,792
    aTaiwan Semiconductor Manufacturing Co. Ltd., ADR ...........       Taiwan                 990            6,633
                                                                                                         -----------
                                                                                                             46,971
                                                                                                         -----------
     SOFTWARE 5.1%
    aMercury Interactive Corp. ..................................    United States             600           21,282
    aMicrosoft Corp. ............................................    United States             750           35,595
     SAP AG .....................................................       Germany                200           18,636
    aSynopsys Inc. ..............................................    United States             500           19,335
                                                                                                         -----------
                                                                                                             94,848
                                                                                                         -----------

FRANKLIN GLOBAL TRUST
STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)



 FRANKLIN GLOBAL GROWTH FUND                                            COUNTRY             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     TEXTILES & APPAREL .9%
     Nike Inc., B ...............................................    United States             400       $   17,816
                                                                                                         -----------
     TOBACCO 2.4%
     Altria Group Inc. ..........................................    United States           1,200           45,444
                                                                                                         -----------
     WIRELESS TELECOMMUNICATION SERVICES 2.1%
     America Movil SA de CV, L, ADR .............................       Mexico                 800           11,272
    aChina Mobile (Hong Kong) Ltd. ..............................        China               4,500           10,615
     Vodafone Group PLC .........................................   United Kingdom          10,300           18,454
                                                                                                         -----------
                                                                                                             40,341
                                                                                                         -----------
     TOTAL COMMON STOCKS (COST $2,040,476)                                                                1,790,733
                                                                                                         -----------
     SHORT TERM INVESTMENTS (COST $131,460) 7.0%
    bFranklin Institutional Fiduciary Trust
          Money Market Portfolio ................................    United States         131,460          131,460
                                                                                                         -----------
     TOTAL INVESTMENTS (COST $2,171,936) 102.4% .................                                         1,922,193
     OTHER ASSETS, LESS LIABILITIES (2.4)% ......................                                           (45,688)
                                                                                                         -----------
     TOTAL NET ASSETS 100.0% ....................................                                        $1,876,505
                                                                                                         ===========


    aNon-income producing
    bSee Note 6 regarding investments in the "Sweep Money Fund".

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)


                                                                     FRANKLIN           FRANKLIN
                                                                 GLOBAL AGGRESSIVE       GLOBAL
                                                                    GROWTH FUND        GROWTH FUND
                                                                 ---------------------------------
Assets:
 Investments in securities:
  Cost ........................................................     $1,299,496        $ 2,171,936
                                                                 =================================
  Value .......................................................      1,156,425          1,922,193
 Cash .........................................................            640                 --
 Receivables:
  Investment securities sold ..................................         71,206                 --
  Capital shares sold .........................................            196              2,110
  Dividends ...................................................          1,383              3,552
                                                                 ---------------------------------
      Total assets ............................................      1,229,850          1,927,855
                                                                 ---------------------------------
Liabilities:
 Payables:
  Investment securities purchased .............................            490             19,778
  Capital shares redeemed .....................................             --              4,358
  Affiliates ..................................................          2,397              3,245
 Other liabilities ............................................         21,835             23,969
                                                                 ---------------------------------
      Total liabilities .......................................         24,722             51,350
                                                                 ---------------------------------
Net assets, at value ..........................................     $1,205,128        $ 1,876,505
                                                                 =================================
Net assets consist of:
 Undistributed net investment income ..........................     $   (5,650)       $    (4,546)
 Net unrealized appreciation (depreciation) ...................       (143,472)          (249,467)
 Accumulated net realized gain (loss) .........................       (992,129)        (1,684,105)
 Capital shares ...............................................      2,346,379          3,814,623
                                                                 ---------------------------------
Net assets, at value ..........................................     $1,205,128        $ 1,876,505
                                                                 =================================

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)

STATEMENT OF ASSETS AND LIABILITIES (CONT.)
JANUARY 31, 2003 (UNAUDITED)


                                                                              FRANKLIN               FRANKLIN
                                                                          GLOBAL AGGRESSIVE           GLOBAL
                                                                             GROWTH FUND            GROWTH FUND
                                                                          -------------------------------------
CLASS A:
 Net assets, at value ..................................................       $462,781              $852,240
                                                                          =====================================
 Shares outstanding ....................................................         83,848               165,784
                                                                          =====================================
 Net asset value per share .............................................          $5.52                 $5.14
                                                                          =====================================
 Maximum offering price per share
 (Net asset value per share [DIVIDE] 94.25%) ...........................          $5.86                 $5.45
                                                                          =====================================
CLASS B:
 Net assets, at value ..................................................       $244,253              $460,844
                                                                          =====================================
 Shares outstanding ....................................................         44,580                90,791
                                                                          =====================================
 Net asset value and maximum offering price per share a ................          $5.48                 $5.08
                                                                          =====================================
CLASS C:
 Net assets, at value ..................................................       $343,214              $421,963
                                                                          =====================================
 Shares outstanding ....................................................         62,695                83,100
                                                                          =====================================
 Net asset value per share a ...........................................          $5.47                 $5.08
                                                                          =====================================
 Maximum offering price per share (Net asset
 value per share [DIVIDE] 99%) .........................................          $5.53                 $5.13
                                                                          =====================================
ADVISOR CLASS:
 Net assets, at value ..................................................       $154,880              $141,458
                                                                          =====================================
 Shares outstanding ....................................................         27,870                27,432
                                                                          =====================================
 Net asset value and maximum offering price per share ..................          $5.56                 $5.16
                                                                          =====================================


aRedemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the Fund.

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

                                                                              FRANKLIN               FRANKLIN
                                                                          GLOBAL AGGRESSIVE           GLOBAL
                                                                             GROWTH FUND            GROWTH FUND
                                                                          -------------------------------------
Investment income:
Dividends ..............................................................       $  7,203             $  14,522
                                                                          -------------------------------------
Expenses:
 Management fees (Note 3) ..............................................          4,809                 7,228
 Administrative fees (Note 3) ..........................................          1,295                 1,915
 Distribution fees (Note 3)
  Class A ..............................................................            876                 1,502
  Class B ..............................................................          1,053                 2,071
  Class C ..............................................................          1,848                 2,090
 Transfer agent fees (Note 3) ..........................................          3,645                 4,625
 Custodian fees ........................................................             85                   140
 Reports to shareholders ...............................................          5,250                 5,820
 Registration and filing fees ..........................................         22,800                25,400
 Professional fees .....................................................         10,100                 9,950
 Trustees' fees and expenses ...........................................             20                    70
 Other .................................................................             --                    35
                                                                          -------------------------------------
      Total expenses ...................................................         51,781                60,846
      Expenses waived/paid by affiliate (Note 3) .......................        (38,928)              (41,778)
                                                                          -------------------------------------
       Net expenses ....................................................         12,853                19,068
                                                                          -------------------------------------
        Net investment income (loss) ...................................         (5,650)               (4,546)
                                                                          -------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..........................................................       (146,873)             (225,078)
  Foreign currency transactions ........................................           (554)                 (632)
                                                                          -------------------------------------
      Net realized gain (loss) .........................................       (147,427)             (225,710)
 Net unrealized appreciation (depreciation) on:
  Investments ..........................................................         (9,872)               26,785
  Translation of assets and liabilities denominated
    in foreign currencies ..............................................           (456)                  120
                                                                          -------------------------------------
      Net unrealized appreciation (depreciation) .......................        (10,328)               26,905
                                                                          -------------------------------------
Net realized and unrealized gain (loss) ................................       (157,755)             (198,805)
                                                                          -------------------------------------
Net increase (decrease) in net assets resulting
 from operations .......................................................      $(163,405)            $(203,351)
                                                                          =====================================




                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Financial Statements (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)
AND FOR THE YEAR ENDED JULY 31, 2002

                                                                FRANKLIN GLOBAL                    FRANKLIN GLOBAL
                                                             AGGRESSIVE GROWTH FUND                  GROWTH FUND
                                                        ------------------------------------------------------------------
                                                        SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED    YEAR ENDED
                                                        JANUARY 31, 2003  JULY 31, 2002    JANUARY 31, 2003  JULY 31, 2002
                                                        ------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) .........................   $   (5,650)    $   (16,414)        $   (4,546)   $   (10,528)
  Net realized gain (loss) from investments and
   foreign currency transactions .......................     (147,427)       (604,353)          (225,710)      (846,909)
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities
   denominated in foreign currencies ...................      (10,328)         89,694             26,905        143,148
                                                        ------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
       from operations .................................     (163,405)       (531,073)          (203,351)      (714,289)
 Distributions to shareholders from:
  Net investment income:
   Class A .............................................           --         (10,780)                --        (11,224)
   Class B .............................................           --          (1,774)                --         (4,883)
   Class C .............................................           --          (3,351)                --         (4,001)
   Advisor Class .......................................           --          (2,338)                --         (2,699)
                                                        ------------------------------------------------------------------
 Total distribution to shareholders ....................           --         (18,243)                --        (22,807)
 Capital share transactions (Note 2):
   Class A .............................................        7,807        (767,011)            90,166     (1,989,446)
   Class B .............................................       31,911          58,664             45,051        155,218
   Class C .............................................        7,674         193,720             44,061        197,650
   Advisor Class .......................................       (9,544)          6,954            (28,737)        31,216
                                                        ------------------------------------------------------------------
 Total capital share transactions ......................       37,848        (507,673)           150,541     (1,605,362)
      Net increase (decrease) in net assets ............     (125,557)     (1,056,989)           (52,810)    (2,342,458)
Net assets:
 Beginning of period ...................................    1,330,685       2,387,674          1,929,315      4,271,773
                                                        ------------------------------------------------------------------
 End of period .........................................   $1,205,128     $ 1,330,685         $1,876,505    $ 1,929,315
                                                        ==================================================================
Undistributed net investment income included in net assets:
 End of period .........................................   $   (5,650)    $        --         $   (4,546)   $        --
                                                        ==================================================================

                       See notes to financial statements.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two Funds. The Funds and their investment policies are:

Franklin Global Aggressive Growth Fund - Seeks to achieve long term capital appreciation by investing primarily in securities of companies located around the world that demonstrate accelerating growth, increasing profitability, or above-average growth or growth potential.

Franklin Global Growth Fund - Seeks to achieve long-term capital appreciation by investing primarily in equity securities of large and mid-cap growth companies located throughout the world.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily and the Funds' equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

C. FOREIGN CURRENCY CONTRACTS (CONT.)

When the Funds purchase or sell foreign securities they may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provisions have been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Funds. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Funds offer four classes of shares: Class A, Class B, Class C, and Advisor Class shares. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

At January 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                                                  FRANKLIN GLOBAL             FRANKLIN GLOBAL
                                                              AGGRESSIVE GROWTH FUND            GROWTH FUND
                                                              -----------------------------------------------------
CLASS A SHARES:                                                 SHARES      AMOUNT         SHARES          AMOUNT
                                                              -----------------------------------------------------
Period ended January 31, 2003
Shares sold ................................................    81,458    $ 457,336        88,778      $   468,114
Shares redeemed ............................................   (80,649)    (449,529)      (72,887)        (377,948)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................       809    $   7,807        15,891      $    90,166
                                                              =====================================================
Year ended July 31, 2002
Shares sold ................................................    22,077    $ 164,446       132,228      $   898,457
Shares issued on reinvestment of distributions .............     1,167        9,022         1,354            9,208
Shares redeemed ............................................  (133,187)    (940,479)     (397,717)      (2,897,111)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................  (109,943)   $(767,011)     (264,135)     $(1,989,446)
                                                              =====================================================

                                                                  FRANKLIN GLOBAL             FRANKLIN GLOBAL
                                                              AGGRESSIVE GROWTH FUND            GROWTH FUND
                                                              -----------------------------------------------------
CLASS B SHARES:                                                 SHARES      AMOUNT          SHARES          AMOUNT
                                                              -----------------------------------------------------
Period ended January 31, 2003
Shares sold ................................................     6,018    $  35,585        13,118      $    71,108
Shares redeemed ............................................      (606)      (3,674)       (4,902)         (26,057)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................     5,412    $  31,911         8,216      $    45,051
                                                              =====================================================
Year ended July 31, 2002
Shares sold ................................................    20,604    $ 150,279        53,565      $   342,316
Shares issued on reinvestment of distributions .............        53          412           427            2,885
Shares redeemed ............................................   (12,617)     (92,027)      (30,187)        (189,983)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................     8,040    $  58,664        23,805      $   155,218
                                                              =====================================================

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                  FRANKLIN GLOBAL             FRANKLIN GLOBAL
                                                              AGGRESSIVE GROWTH FUND            GROWTH FUND
                                                              -----------------------------------------------------
CLASS C SHARES:                                                 SHARES       AMOUNT        SHARES          AMOUNT
                                                              -----------------------------------------------------
Period ended January 31, 2003
Shares sold ................................................    13,662    $  79,096        30,366      $   165,195
Shares redeemed ............................................   (12,311)     (71,422)      (22,099)        (121,134)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................     1,351    $   7,674         8,267      $    44,061
                                                              =====================================================
Year ended July 31, 2002
Shares sold ................................................    38,282    $ 287,265        56,073      $   363,470
Shares issued on reinvestment of distributions .............       202        1,551           299            2,028
Shares redeemed ............................................   (13,192)     (95,096)      (27,584)        (167,848)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................    25,292    $ 193,720        28,788      $   197,650
                                                              =====================================================


                                                                  FRANKLIN GLOBAL             FRANKLIN GLOBAL
                                                              AGGRESSIVE GROWTH FUND            GROWTH FUND
                                                              -----------------------------------------------------
ADVISOR CLASS SHARES:                                           SHARES       AMOUNT        SHARES           AMOUNT
                                                              -----------------------------------------------------
Period ended January 31, 2003
Shares sold ................................................       260    $   1,550           397      $     2,200
Shares redeemed ............................................    (1,920)     (11,094)       (5,624)         (30,937)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................    (1,660)   $  (9,544)       (5,227)     $   (28,737)
                                                              =====================================================
Year ended July 31, 2002
Shares sold ................................................     1,725    $  13,014         4,698      $    31,638
Shares issued on reinvestment of distributions .............        36          280            54              365
Shares redeemed ............................................      (936)      (6,340)         (131)            (787)
                                                              -----------------------------------------------------
Net increase (decrease) ....................................       825    $   6,954         4,621      $    31,216
                                                              =====================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

    ENTITY                                                            AFFILIATION
    ----------------------------------------------------------------------------------------
    Franklin Templeton Services, LLC (FT Services)                    Administrative manager
    Franklin Advisers, Inc. (Advisers)                                Investment manager
    Franklin/Templeton Distributors, Inc. (Distributors)              Principal underwriter
    Franklin/Templeton Investor Services LLC (FTIS)                   Transfer agent

The Funds pay an investment management fee to Advisers based on the average daily net assets of each Fund as follows:

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

       ANNUALIZED
        FEE RATE           AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------
          0.80%            First $500 million
          0.70%            Over $500 million, up to and including $1.0 billion
          0.65%            Over $1.0 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

Under a subadvisory agreement, Fiduciary International, Inc., an affiliate of Advisers, provides subadvisory services to the Funds and receives from Advisers fees based on the average daily net assets of each Fund.

The Funds pay an administrative fee to FT Services of 0.20% per period of the average daily net assets of each Fund.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to 0.35%, 1.00%, and 1.00% per period of the average daily net assets of Class A, Class B, and Class C, respectively.

Distributors paid net commissions from sales of Fund's shares and received contingent deferred sales charges for the period ended January 31, 2003 as follows:

                                                  FRANKLIN            FRANKLIN
                                              GLOBAL AGGRESSIVE        GLOBAL
                                                 GROWTH FUND         GROWTH FUND
                                             -----------------------------------
    Total commissions paid ..................       $1,042            $2,033
    Contingent deferred sales charges .......       $  224            $  126

The manager and administrator have agreed in advance to waive or limit their respective fees and assume as their own expense certain expense otherwise payable by the Funds so that total annual Funds' operating expenses do not exceed 1.75% for Class A, 2.40% for Class B, 2.40% for Class C, and 1.40% for Advisor Class for the current fiscal year. After July 31, 2003, the manager and administrator may end this arrangement at any time.

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


4. INCOME TAXES
At January 31, 2003, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                          FRANKLIN                 FRANKLIN
                                      GLOBAL AGGRESSIVE             GLOBAL
                                          GROWTH FUND            GROWTH FUND
                                      --------------------------------------
        Cost of investments .........     $1,299,506             $2,188,790
        Unrealized appreciation .....         45,935                 22,077
        Unrealized depreciation .....       (189,016)              (288,674)
                                      --------------------------------------
        Net unrealized appreciation
         (depreciation) .............     $ (143,081)            $ (266,597)
                                      ======================================

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and losses realized subsequent to October 31 on the sale of securities.

At July 31, 2002, the Funds had tax basis capital losses which may be carried over to offset future capital gains as follows:

                                          FRANKLIN                 FRANKLIN
                                      GLOBAL AGGRESSIVE             GLOBAL
                                          GROWTH FUND            GROWTH FUND
                                      --------------------------------------
        Capital loss carryover expiring in:
          2009 ......................       $236,161             $  608,593
          2010 ......................        142,742                554,954
                                      --------------------------------------
                                            $378,903             $1,163,547
                                      ======================================

At July 31, 2002, Franklin Global Aggressive Growth Fund and Franklin Global Growth Fund had deferred capital losses occurring subsequent to October 31, 2001 of $465,789 and $288,149, respectively. For tax purposes, such losses will be reflected in the period ending July 31, 2003.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2003 were as follows:

                                          FRANKLIN                 FRANKLIN
                                      GLOBAL AGGRESSIVE             GLOBAL
                                          GROWTH FUND            GROWTH FUND
                                      --------------------------------------
        Purchases ...................       $490,574             $1,043,126
        Sales .......................       $358,995             $  741,712

FRANKLIN GLOBAL TRUST
Notes to Financial Statements (unaudited) (CONTINUED)


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the advisor). Management fees paid by the Funds are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund. The Funds earned dividend income from investment in the Sweep Money Fund as follows:

                                          FRANKLIN                 FRANKLIN
                                      GLOBAL AGGRESSIVE             GLOBAL
                                          GROWTH FUND            GROWTH FUND
                                      --------------------------------------
        Dividend Income .............       $1,306                  $1,523

LITERATURE REQUEST
For a brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

GLOBAL GROWTH
Franklin Global Aggressive
 Growth Fund
Franklin Global Growth Fund
Franklin Global Health Care Fund
Mutual Discovery Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global Opportunities Trust
Templeton Global Smaller
 Companies Fund
Templeton Growth Fund
Templeton International (Ex EM) Fund
Templeton World Fund

GLOBAL GROWTH & INCOME
Franklin Global Communications Fund
Mutual European Fund
Templeton Global Bond Fund

GLOBAL INCOME
Franklin Templeton Hard
 Currency Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin Capital Growth Fund 1
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund 2
Franklin Gold and Precious
 Metals Fund
Franklin Growth Fund
Franklin Large Cap Growth Fund
Franklin Small-Mid Cap
 Growth Fund
Franklin Technology Fund
Franklin U.S. Long-Short Fund 3

GROWTH & INCOME
Franklin Balance Sheet Investment Fund 4
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Small Cap Value Fund
Franklin Utilities Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund

FUND ALLOCATOR SERIES
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth
 Target Fund
Franklin Templeton Moderate
 Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Floating Rate Daily
 Access Fund
Franklin Floating Rate Trust 6
Franklin Short-Intermediate
 U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Total Return Fund
Franklin U.S. Government
 Securities Fund 5
Franklin Federal Money Fund 5 , 7
Franklin Money Fund 5 , 7


TAX-FREE INCOME 8
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free
 Income Fund
Insured Tax-Free Income Fund 9
Tax-Exempt Money Fund 5 , 7

STATE-SPECIFIC
TAX-FREE INCOME 8
Alabama
Arizona
California 10
Colorado
Connecticut
Florida 10
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 9
Michigan 9
Minnesota 9
Missouri
New Jersey
New York 10
North Carolina
Ohio 9
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust 11


1. Formerly Franklin Growth and Income Fund. Effective 5/1/02, the fund's name changed; investment goal and strategy remained the same.
2. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified to invest a majority of its net assets in California companies, as opposed to at least 80% of net assets.
3. Upon reaching approximately $350 million in assets, the fund will close to all investors.
4. The fund is only open to existing shareholders as well as select retirement plans.
5. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
9. Portfolio of insured municipal securities.
10. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
11. The funds of the Franklin Templeton Variable Insurance Products Trust are generally only available as investment options in variable annuity or variable life insurance contracts.

                                                                           12/02

[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA  94403-1906



WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
--------------------------------------------------------------------------------
ELIGIBLE SHAREHOLDERS CAN SIGN UP FOR EDELIVERY AT FRANKLINTEMPLETON.COM. SEE INSIDE FOR DETAILS.




SEMIANNUAL REPORT
FRANKLIN GLOBAL TRUST


INVESTMENT MANAGER
Franklin Advisers, Inc.



DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com



SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin Global Trust prospectus, which contains more complete information including charges and expenses. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FGG S2003 03/03












FRANKLIN GLOBAL TRUST
FINANCIAL HIGHLIGHTS

FRANKLIN INTERNATIONAL SMALLER COMPANIES GROWTH FUND

                                                               ADVISOR CLASS
                                                               PERIOD ENDED
                                                             JANUARY 31, 2003/C
                                                                (UNAUDITED)

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout the period)
Net asset value, beginning of period                                  $10.00
Income from investment operations:
    Net investment income/a                                              .01
    Net realized and unrealized gains                                    .02
Total from investment operations                                         .03
Less distributions from net investment income                           (.04)
Net asset value, end of period                                         $9.99

Total return/b                                                           .25%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's)                                      $1,997
Ratios to average net assets:
    Expenses                                                            5.17%/d
    Expenses, excluding waiver and payments by affiliate                 .95%/d
    Net investment income                                                .18%/d
Portfolio turnover rate                                                33.26%




a/Based on average weighted shares outstanding.
b/Total return is not annualized.
c/For the period October 15, 2002 (inception date) to January 31, 2003. d/Annualized.


             See notes to financial statements.

















Franklin International Smaller Companies Group

STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED) (CONT.)

Franklin International Smaller Companies Group

STATEMENT OF INVESTMENTS, JANUARY 31, 2003 (UNAUDITED)

                                  COUNTRY          SHARES          VALUE
-------------------------------------------------------------------------------

COMMON STOCKS 93.2%
AUTO COMPONENTS 4.5%
Autoliv Inc., SDR                Sweden             1,390      $      29,615
Nokian Renkaat OYJ               Finland            1,000             36,392
Stanley Electric Co., Ltd.       Japan              2,000             23,595
                                                                    ------------
                                                                      89,602
                                                                    ------------
BEVERAGES 6.6%
a/Baron De Ley SA                Spain              1,130             33,966
Carlsberg AS, B                  Denmark              830             33,184
Davide Campari-Milano SpA        Italy                990             31,171
Lion Nathan Ltd.                 Australia         10,160             33,472
                                                                    ------------
                                                                     131,793
                                                                    ------------
CHEMICALS 2.8%
Givaudan AG                      Switzerland           67             27,975
JSR Corp.                        Japan              3,000             28,039
                                                                    ------------
                                                                      56,014
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES 1.5%
GARBAN-INTERCAPITAL PLC          United Kingdom     2,000             29,291
                                                                    ------------
CONSTRUCTION & ENGINEERING 5.0%
Balfour Beatty PLC               United Kingdom    12,707             33,366
Grupo Ferrovial SA               Spain              1,710             44,791
Yit-Yhtyma OYJ                   Finland            1,200             22,028
                                                                    ------------
                                                                     100,185
                                                                    ------------
CONSTRUCTION MATERIALS 7.4%
Ciments Francais SA              France               570             29,065
Imerys                           France               240             27,877
Italcementi SPA                  Italy              2,900             27,800
James Hardie Industries NV       Australia          7,950             30,758
Titan Cement Co.                 Greece               820             31,672
                                                                    ------------
                                                                     147,172
                                                                    ------------
CONTAINERS & PACKAGING 1.6%
Amcor Ltd.                       Australia          6,600             32,035
                                                                    ------------
DISTRIBUTORS 1.5%
Origin Toshu Co., Ltd.           Japan              2,100             30,815
                                                                    ------------
DIVERSIFIED FINANCIALS 1.5%
Deutsche Bourse AG               Germany              810             30,147
                                                                    ------------
ELECTRIC UTILITIES 1.5%
Pacific Hydro Ltd.               Australia         16,720             29,012
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS .9%
Saeco International Group SpA   Italy               5,872             18,596
                                                                    ------------

                                  COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FOOD & DRUG RETAILING 2.6%
Cawachi Ltd.                     Japan                400      $      26,013
Yaoko Co., Ltd.                  Japan              1,900             25,188
                                                                    ------------
                                                                      51,201
                                                                    ------------
FOOD PRODUCTS 2.8%
Tingyi (Cayman Islands)          Hong Kong        122,000             33,629
Holding Corp.
Vitasoy International            Hong Kong        106,000             22,152
Holding Ltd.                                                        ------------
                                                                      55,781
                                                                    ------------
GAS UTILITIES 1.8%
Enagas SA                        Spain              5,490             36,127
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES 7.4%
Cochlear Ltd.                    Australia          1,120             24,292
a/Elekta AB, B                   Sweden             3,400             32,370
Essilor International SA         France               750             27,761
Getinge AB, B                    Sweden             1,610             31,218
Straumann Holding AG             Switzerland          435             31,491
                                                                    ------------
                                                                     147,132
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES 1.3%
Fresenius Medical Care AG        Germany              585             26,577
                                                                    ------------
HOUSEHOLD DURABLES 8.4%
De Longhi SpA                    Italy              6,270             24,029
Ekornes ASA                      Norway             1,950             22,453
Merloni Elettrodomestici SPA     Italy              2,985             30,250
Nitori Co., Ltd.                 Japan                900             35,418
TCL International Holdings Inc.  China             60,000             15,769
Techtronic Industries Co. Ltd.   Hong Kong         38,000             38,975
                                                                    ------------
                                                                     166,894
                                                                    ------------
HOUSEHOLD PRODUCTS .9%
KOSE Corp.                       Japan                600             17,409
                                                                    ------------
INSURANCE 3.1%
China Insurance International
Holdings Co. Ltd.                Hong Kong         56,000             31,770
Great Eastern Holding            Singapore          6,000             29,669
                                                                    ------------
                                                                      61,439
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS 2.7%
Bandai Co. Ltd.                  Japan                800             24,812
Shimano Inc.                     Japan              2,000             28,931
                                                                    ------------
                                                                      53,743
                                                                    ------------
MACHINERY 4.5%
IMA Industria Macchine           Italy              2,450             26,274
Automatiche SpA
Munters AB                       Sweden             1,460             29,581

                                  COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS (CONT.)
MACHINERY (CONT.)
Zardoya Otis SA                  Spain              2,500             34,030
                                                                    ------------
                                                                      89,885
                                                                    ------------
MEDIA 4.0%
Aegis Group PLC                  United Kingdom    26,240      $      29,545
HIT Entertainment PLC            United Kingdom     7,830             25,097
Sr Teleperformance               France             1,450             25,216
                                                                    ------------
                                                                      79,858
                                                                    ------------
MULTILINE RETAIL 1.6%
Shinsegae Department Store Co.   South Korea          230             32,603
                                                                    ------------
PAPER & FOREST PRODUCTS 1.5%
Fuji Seal Inc.                   Japan                700             30,115
                                                                    ------------
PERSONAL PRODUCTS 1.5%
Mandom Corp                      Japan              1,500             30,640
                                                                    ------------
PHARMACEUTICALS 1.8%
Stada Arzneimittel AG            Germany              780             35,921
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.3%
a/Grupo Auxiliar Metalurgico SA
(GAMESA), 144A                   Spain              1,740             27,010
                                                                    ------------
SPECIALTY RETAIL 6.9%
Esprit Holdings                  Hong Kong         16,000             30,257
Komeri Co. Ltd.                  Japan              1,400             29,882
Nishimatsuya Chain Co., Ltd.     Japan              1,350             31,516
Puma AG                          Germany              290             19,955
Travis Perkins PLC               United Kingdom     1,730             26,630
                                                                    ------------
                                                                     138,240
                                                                    ------------
TEXTILES & APPAREL 2.0%
Fountain Set Holdings Ltd.       Hong Kong         62,000             40,937
                                                                    ------------
TOBACCO 1.0%
Swedish Match AB                 Sweden             2,840             20,444
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES 1.3%
Mobistar SA                      Belgium            1,000             25,109
                                                                    ------------
TOTAL COMMON STOCKS (COST $1,822,567)                              1,861,727
                                                                    ------------

PREFERRED STOCKS (COST $28,196) 1.3%
MACHINERY (COST $28,196) 1.3%
Krones AG, pfd.                  Germany              540             24,874
                                                                    ------------

                                  COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------

LONG TERM INVESTMENTS (COST $28,782) 1.3%
BEVERAGES (COST $28,782) 1.3%
Coca-Cola Hellenic Bottling      Greece             1,960 EUR         26,764
Company SA                                                          ------------

TOTAL INVESTMENTS (COST $1,879,545) 95.8%                          1,913,365
OTHER ASSETS, LESS LIABILITIES 4.2%                                   84,021
                                                                    ------------
NET ASSETS 100.0%                                             $    1,997,386
                                                                   -------------

CURRENCY ABBREVIATIONS:

EUR -European Unit






a/Non-income producing















FRANKLIN GLOBAL TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)

                                                         FRANKLIN INTERNATIONAL
                                                           SMALLER COMPANIES
                                                             GROWTH FUND
                                                        ------------------------
Assets:
  Investments in securities:
   Cost                                               $         1,879,545
                                                              ------------------
   Value                                                        1,913,365
  Cash                                                             25,470
  Receivables:
     Investment securities sold                                    67,568
     Dividends                                                      1,232
  Offering costs                                                   29,862
                                                              ------------------
    Total assets                                                2,037,497
                                                              ------------------

Liabilities:
  Payables:
  Investment securities purchased                                  29,214
    To affiliates                                                      84
  Accrued expenses                                                 10,813
                                                              ------------------
    Total liabilities                                              40,111
                                                              ------------------
      Net assets, at value                            $         1,997,386
                                                              ==================

Net assets consist of:
  Undistributed net investment income                 $            (5,917)
  Net unrealized appreciation (depreciation                        33,869
  Accumulated net realized gain                                   (30,566)
  (loss)

  Capital shares                                                2,000,000
                                                              ------------------
Net assets, at value                                  $         1,997,386
                                                              ==================
Net asset value per share (1,997,386 / 200,000 shares               9.987
outstanding)                                                  ==================















FRANKLIN GLOBAL TRUST
Financial Statements

STATEMENTS OF OPERATIONS
FOR THE PERIOD OCTOBER 15, 2002 (INCEPTION DATE) TO JANUARY 31, 2003

                                                                 FRANKLIN
                                                               INTERNATIONAL
                                                            SMALLER COMPANIES
                                                                GROWTH FUND
                                                        ------------------------
Investment income:
  Dividends/a                                         $             4,978
  Interest                                                          1,696
                                                              ------------------
     Total investment income                                        6,674
                                                           ---------------------

Expenses:
  Management fees (Note 3)                                          4,430
  Administrative fees (Note 3)                                      1,181
  Transfer agent fees (Note 3)                                        130
  Custodian fees                                                      200
  Reports to shareholders                                           3,500
  Registration and filing fees                                      2,200
  Professional fees                                                 6,450
  Trustees' fees and expenses                                          50
  Amortization of offering cost(Note 1)                            12,305
  Other                                                               100
                                                           ---------------------
        Total expenses                                             30,546
                                                           ---------------------
        Expenses waived/paid by affiliate  (Note 3)               (24,935)
                                                              ------------------
          Net expenses                                              5,611
                                                           ---------------------
           Net investment income                                    1,063
                                                           ---------------------

Realized and unrealized gains (losses):
  Net realized gain (loss) from:
   Investments                                                    (31,202)
   Foreign currency transactions
                                                           ---------------------
     Net realized gain (loss)                                     (30,566)
  Net unrealized appreciation (depreciation) on:
   Investments                                                     33,820
   Translation of assets and liabilities
    denominated in foreign currencies                                  49
                                                           ---------------------
      Net unrealized appreciation (depreciation)                   33,869
                                                            --------------------
Net realized and unrealized gain                                    3,303
(loss)                                                     ---------------------
Net increase (decrease) in net assets resulting from  $             4,366
operations                                                 =====================

a/Net of foreign taxes of $264 for the Franklin
International Smaller Growth Fund

















Franklin Global Trust
Financial
Statements

Statements of Changes in Net Assets
for the peiod of October 15, 2002 (inception date) to January 31, 2003
(unaudited)

                                                                   Franklin
                                                                International
                                                                   Smaller
                                                                  Companies
                                                                  Growth Fund
                                                                ---------------
                                                                 Period Ended
                                                                 January 31,
                                                                     2003
                                                                ---------------
Increase (decrease) in net assets:
  Operations:
     Net investment income (loss)                             $         1,063
     Net realized gain (loss) from investments and foreign
     currency transactions                                            (30,566)
     Net unrealized appreciation (depreciation) on
      investments and translation of assets and liabilities
      denominated in foreign currencies                                33,869
                                                                ---------------
      Net increase (decrease) in net assets resulting                   4,366
      from operations

  Distributions to shareholders from net investment income             (6,980)
                                                                ---------------
  Capital share transactions (Note 2)                               2,000,000
                                                                ---------------
  Net increase (decrease) in assets                                 1,997,386

Net assets:
  Beginning of period                                                      -
  End of period                                                $    1,997,386
                                                                ---------------

Undistributed net investment income included in net assets:
  End of period
                                                               $       (5,917)
                                                                ---------------





















FRANKLIN GLOBAL TRUST
Notes to Financial Statements (continued)

FRANKLIN GLOBAL TRUST
Notes to Financial Statements

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin International Smaller Companies Group (the Fund) is a separate, diversified series of Franklin Global Trust (the Trust) which is registered under the Investment Company Act of 1940 as an open-end, diversified investment company. The Fund seeks to achieve long-term capital appreciation by investing primarily in equity securities of smaller international companies located throughout the world. The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income Taxes

No provisions have been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.



1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Offering Costs

Offering costs are amortized on a straight line basis over twelve months.

2.   SHARES OF BENEFICIAL INTEREST

The Fund offers Advisor Class shares.

At January 31, 2003, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund shares were as follows:


                                Six Month Ended *
                               January 31, 2003
                               ---------------------
Advisor Class Shares             Shares    Amount
                               ---------------------
Shares sold                     200,000   $2,000,00
Shares redeemed                    -          -
                               ---------------------
Net increase (decrease)         200,000   $2,000,000
                               ---------------------

*Effective date was October 15, 2002.

Franklin Resources, Inc., (an affiliate of the Fund's investment manager), is the record owner of 100% of the Fund shares as of January 31, 2003.


3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

      Entity                            Affiliation
      -----------------------------------------------------
      Franklin Templeton Services, LLC  Administrative
      (FT Services)                     manager
      Franklin Advisers, Inc.           Investment manager
      (Advisers)
      Franklin/Templeton Distributors,  Principal
      Inc. (Distributors)               underwriter
      Franklin/Templeton Investor       Transfer agent
      Services LLC (FTIS)


The Fund pays an investment management fee to Advisers of .75% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, Fiduciary International, Inc., an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of each Fund.

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

The manager and administrator have agreed in advance to waive or limit their respective fees and assume as their own expense certain expense otherwise payable by the Fund so that total Fund annual operating expenses do not exceed .95%. After July 31, 2003, this fee waiver may be discontinued by the manager and administrator at any time upon notice to the Board of Trustees.


4.  INCOME TAXES

At January 31, 2003, the cost of investments and net unrealized appreciation for income tax purposes were as follows:

                                -------------
    Cost of Investments           $1,879,545
                                -------------
    Unrealized appreciation          108,186
    Unrealized depreciation          (74,366)
                                -------------
    Net unrealized                   $33,820
    appreciation (depreciation)
                                -------------


5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended January 31, 2003 aggregated $2,364,460 and $453,555, respectively.